Master Trust	12 Months Ended
Dec. 31, 2025
401(k) Retirement Savings Account Plan
Master Trust
Master Trust

4.Master Trust:

At December 31, 2025 and 2024, the Plan’s ownership interest in the Master Trust was 98.95% and 98.66%, respectively. The following is financial information with respect to the Master Trust:

December 31, 2025 and 2024 investment holdings:

	2025		2024
		Plan's Interest		Plan's Interest
	Master Trust	in Master Trust	Master Trust	in Master Trust
	Balance	Balances	Balance	Balances

Investments at Fair Value:
Cash and Cash Equivalents	$2,984	$2,968	$15,910	$15,808
Corporate Stocks	466,817	464,252	1,249,670	1,241,691
Corporate Bonds	940,118	934,951	132,997	132,148
Collective Trusts/Comingled Funds	9,101,623	9,051,601	7,694,362	7,645,234
Total Investments at Fair Value	$10,511,542	$10,453,772	$9,092,939	$9,034,881

Investments at Contract Value:
Cash and Equivalents	$17,896	$16,701	$27,584	$25,454
Fixed Maturity Synthetic GICS	17,915	16,719	33,161	30,600
Constant Duration Synthetic GICS	908,603	847,925	935,073	862,873
Total Investments at Contract Value:	$944,414	$881,345	$995,818	$918,927
Total Investments:	$11,455,956	$11,335,117	$10,088,757	$9,953,808

The underlying investments within the synthetic contracts include corporate, government and mortgage backed debt securities.

Statements of Changes in Net Assets of the Master Trust:

	2025	2024
Net appreciation	$1,770,933	$1,299,054
Dividends	23,689	44,245
Net investment income	1,794,622	1,343,299
Transfers in (out):
Contributions	756,323	763,520
Interest from loans	10,999	9,327
Benefit payments	(1,190,030)	(1,260,589)
Administrative expenses	(4,715)	(11,197)
Net transfers out	(427,423)	(498,939)

Net increase	1,367,199	844,360
Net assets:
Beginning of year	10,088,757	10,781,234
Net transfer out of Company Stock Investment Fund	—	(1,536,837)
End of year	$11,455,956	$10,088,757